1933 Act Registration No. 033-40496
                                              1940 Act Registration No. 811-5990

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 30

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 30
                        (Check appropriate box or boxes)

                          IAI INVESTMENT FUNDS VI, INC.
               (Exact Name of Registrant as Specified in Charter)

                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices, Zip Code)

                                 (612) 376-2000
              (Registrant's Telephone Number, including Area Code)

                              Steven G. Lentz, Esq.
                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):
_x_      immediately upon filing pursuant to paragraph (b)
___      on (date) pursuant to paragraph (b)
____     60 days after filing pursuant to paragraph (a)(1)
____     on (date) pursuant to paragraph (a)(1)
____     75 days after filing pursuant to paragraph (a)(2)
____     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                IAI MUTUAL FUNDS


                              IAI MONEY MARKET FUND














                             PROSPECTUS June 1, 2000





         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this Fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS





                                                                           Page
                                                                           ----


Fund Summary................................................................3
     Objective..............................................................3
     Principal Investment Strategies........................................3
     Principal Risks........................................................3
     Fund Performance.......................................................4
     Fees and Expenses......................................................4

Buying and Selling Shares...................................................5
     How to Buy Shares......................................................5
     How to Sell Shares.....................................................7
     Exchange Privilege....................................................10
     Authorized Telephone Trading..........................................10
     Statements and Confirmations..........................................11
     Shareholder Reports...................................................11

Dividends..................................................................11

Taxes......................................................................11

Fund Management............................................................12

More Information on Investment Strategies..................................12

Financial Highlights.......................................................13

                                  FUND SUMMARY

         This section briefly describes the objective, principal investment strategies and principal risks of IAI Money Market Fund (the "Fund"). It also provides you with information on how the Fund has performed and on Fund expenses. For further information on the Fund, please read the section entitled "More Information on the Fund - Investment Strategies."

OBJECTIVE

         The Fund's objective is to provide shareholders with a high level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

         Money Market Fund is managed to provide a stable share price of $1.00. The Fund invests in high quality, U.S. dollar-denominated, short-term debt obligations including:

         o securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

         o obligations of U.S. and foreign banks, including time deposits, certificates of deposit, and bankers' acceptances;

         o        domestic and foreign commercial paper;

         o        repurchase agreements;

         o dollar-denominated obligations issued or guaranteed by one or more foreign governments, or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

         o other short-term corporate obligations, including those with floating or variable rates of interest.


The Fund's adviser selects securities based on the relationships among yields on various types and maturities of money market securities and the adviser's interest rate outlook. For example, the adviser may focus on commercial paper if it offers a yield advantage over other money market instruments. In selecting commercial paper investments, the adviser may purchase longer maturity securities if interest rates are expected to fall. These purchases would be made to try to preserve the Fund's income level, since longer maturity investments typically have higher yields than those with shorter maturities. Conversely, shorter maturities may be favored if interest rates are expected to rise.


PRINCIPAL RISKS

The principal risks that could adversely affect the value of the Fund's shares and the yield on your investment include:

         o INTEREST RATE RISK. Although the fund attempts to maintain a constant share price of $1.00, if interest rates rise sharply in a short period of time, the value of your investment could decline.

         o INCOME RISK. The level of income you receive from the Fund will vary with movements in short- term interest rates.

         o CREDIT RISK. The Fund is subject to the risk that the issuers of debt securities it holds will not make timely payments of interest or principal on the securities, which could cause the value of your investment to decline below $1.00 per share.

         o RISKS OF FOREIGN SECURITIES. Although the Fund invests only in U.S. dollar-denominated foreign securities, investing in these securities nevertheless involves risks not associated with U.S. investing. Risks of foreign investing include the risk of adverse political and economic developments, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of Fund assets, potentially lower liquidity and higher volatility, the risk that there may be less publicly available information about foreign issuers than domestic issuers, and possible problems arising from the fact that foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers.

         o MANAGER RISK. IAI manages the Fund according to the traditional methods of "active" investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute the Fund's investment strategy effectively. As a result, the Fund may fail to achieve its stated objective.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


FUND PERFORMANCE


The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table illustrates the Fund's average annual over different time periods. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                  ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR *
  6.0% --
  5.0% --
  4.0% --
  3.0% --
  2.0% --
  1.0% --
  0.0% --
 .......... 3.74%         5.40%        4.89%      5.04%      5.50%        4.69%
          --------------------------------------------------------------------
           1994         1995         1996        1997      1998         1999

          Best Quarter:          Quarter ended June 30, 1995         1.35%
          Worst Quarter:         Quarter ended March 31, 1994        0.76%

* The Fund's total return for the period ending January 1, 2000 through March 31, 2000 was 1.32%.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                      Since Inception:
                                    1 YEAR   5 YEARS     (1/5/93)
                                     4.69%    5.10%       4.52%


FEES AND EXPENSES


As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load)                                               None
Imposed on Purchases
Maximum Deferred Sales Charge (Load)                                      None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(as a % of average net assets)
Management Fees                                                           0.60%
Distribution and Service (12b-1) Fees                                     None
Other Expenses                                                            None
Total Annual Fund Operating Expenses                                      0.60%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year                                             $   61
                    3 years                                            $  192
                    5 years                                            $  335
                   10 years                                            $  750

                            BUYING AND SELLING SHARES

HOW TO BUY SHARES


You may purchase Fund shares either directly through the Fund or through certain securities dealers. These dealers have the responsibility to promptly transmit orders and may charge a processing fee. The Fund may reject any purchase order at any time.


MINIMUM INVESTMENTS

The Fund is a member of the IAI Family of Funds, a family of mutual funds advised by Investment Advisers, Inc. ("IAI"). The minimum initial investment to establish an account with the IAI Family of Funds is $5,000 for a retail account and $2,000 for an IRA account. In each case, your initial investment may be allocated in any way you wish among the Fund and other funds in the IAI Family of Funds, so long as no less than $1,000 is allocated to any one fund. Once you have met the account minimum, subsequent purchases can be made for as little as $100.

DETERMINING YOUR PURCHASE PRICE

Your purchase price will be equal to the Fund's net asset value ("NAV") per share next calculated after your order is placed in proper form. To make sure that your order is in proper form, please follow the directions for purchasing shares given below. No sales load or commission is charged when you purchase shares. NAV is determined as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The Fund's NAV per share is computed by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. The securities held by the Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The Fund's net asset value is normally expected to be $1.00 per share.

INVESTING BY MAIL

To invest by mail, send a completed, signed application and a check payable to "IAI Funds" to one of the following addresses:

Regular Mail                              Overnight Mail
------------                              --------------
IAI Mutual Funds                          IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 E. Michigan St., Third Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202


Third party checks will not be accepted for initial account investments. After the Fund receives your completed purchase order, your account will be credited with the number of full and fractional shares that can be purchased at the next determined net asset value.


For assistance in completing the application, please contact IAI Shareholder Services at 1-800-945-3863.

INVESTING BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares by requesting your bank to wire funds to:


         Firstar Bank, N.A.
         777 E. Wisconsin Ave.
         Milwaukee, WI 55302
         ABA Number:  075000022
         Credit:  Firstar Mutual Fund Services, LLC
         Account #112-952-137
         For further credit to IAI Mutual Funds
         (Shareholder Account #, Shareholder Name)


If you are purchasing by wire for a new account, you must do the following before you wire funds:

         o call IAI Shareholder Services at 1-800-945-3863 to advise them of your investment;

         o        obtain instructions and an application form; and


         o        complete the application and send it to:


                           IAI Mutual Funds
                           c/o Firstar Mutual Fund Services, LLC
                           P.O. Box 701
                           Milwaukee, WI 53201-0701

Your completed application must be received by the Fund before your wire is sent.

Before initiating any subsequent wires, please call IAI Shareholder Services and advise them of your name, account number and the name of the bank transmitting the federal funds.

Wire orders will be accepted only on days when your bank, the Fund, the Fund's transfer agent and Firstar Bank, N.A. are open for business. A wired purchase will be considered made when the wired amount is received and the purchase is accepted by the Fund. The Fund must receive payment before the close of business for the purchase to be credited to your account on that day. Otherwise, your purchase will be processed the next business day. The Fund may reject your wire order if it does not contain the required information stated above. If the Fund rejects your wire order, your money will be returned promptly, less any costs incurred by the Fund or the Fund's transfer agent in rejecting the order. You must pay any charges assessed by your bank for the wire service. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of the Fund or the Fund's transfer agent.


MAKING ADDITIONAL INVESTMENTS


You can make additional investments to your existing account by mail, by wire or by exchanging shares of another fund in the IAI Family of Funds for Fund shares. You also can make additional investments to your existing account directly from your bank account by utilizing the Automated Clearing House (ACH) system. If you did not establish this option when you opened your account, call IAI Shareholder Services at 1-800-945-3863.


RETIREMENT PLANS


Shares of the Fund may be an appropriate investment for various retirement plans. If you would like information about establishing an Individual Retirement Account or other retirement plan, please call IAI Shareholder Services at 1-800-945-3863.


All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. You are urged to consult an attorney or tax adviser before establishing such a plan.

AUTOMATIC INVESTMENT PLAN


Following a minimum initial investment, you may arrange to make regular investments of $100 or more each month through automatic deductions from your checking or savings account. To participate in this program, simply complete the Automatic Investment Plan portion of your application and return it to the Fund. You can set up the Automatic Investment Plan if your financial institution is a member of ACH. You will receive quarterly confirmations of all transactions and dividends under the Plan.


If you wish to change or terminate your participation in the Automatic Investment Plan you must provide the Fund with written notice. Your instructions must be received by 10 days prior to the date the change or termination is to take place.

HOW TO SELL SHARES


You may redeem your shares on any day the New York Stock Exchange is open. The exchange is closed on weekends, national holidays and Good Friday. Your redemption price will be the net asset value of your shares next determined after your redemption request is received in proper form by the Fund. To make sure that your request is in proper form, please follow the directions for selling shares given below.


BY MAIL

If you redeem by mail, your redemption price will be equal to the Fund's net asset value per share next determined following receipt by the Fund of your written redemption request in the form shown below (and a properly endorsed stock certificate if one has been issued).

To redeem by mail, send a written request to the Fund at one of the following addresses:

Regular Mail                               Overnight Mail
------------                               --------------
IAI Mutual Funds                           IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E Michigan St., Third Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202

Your request should include the following information:

         o        name of the Fund,

         o        account number,

         o        dollar amount or number of shares to be redeemed,

         o        name on the account, and

         o        signatures of all registered account owners.

If you hold certificates for your shares, they must be included with your request. They must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed.

Signatures on your written request must be guaranteed if:

         o you would like the proceeds from the sale to be paid to someone other than the shareholder of record, or

         o you have changed your address over the telephone within the last 15 calendar days.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. NOTARIZATION BY A NOTARY PUBLIC IS NOT ACCEPTED.

If Fund shares are held of record in the name of a corporation, partnership, trust or fiduciary, the Fund may require additional evidence of authority prior to accepting a redemption request.

To redeem money from your IRA account, an IRA Distribution Form must be completed and returned to IAI. To receive a copy of the form, please call IAI Shareholder Services at 1-800-945-3863.

BY PHONE

You may redeem shares by phone, subject to the following conditions:

         o You must have completed the Telephone Options section of the account application.

         o        Telephonic redemptions are limited to $50,000.

         o Redemption proceeds must be made payable to the owner(s) of record and delivered to the address of record.

         o        Telephone redemptions are not permitted for IRAs.

For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

PAYMENT OF REDEMPTION PROCEEDS


         BY WIRE. When you redeem by telephone, you may have the proceeds wired to your bank account if you provided the required information at the time you opened your account. Wire redemption requests will only be processed on days your bank, the Fund, the Fund's transfer agent and Firstar Bank, N.A. are open for business. If you choose to have your redemption proceeds wired to your bank, please note the following:


         o A minimum amount of $1,000 is required to wire redemption proceeds.

         o Proceeds will be wired on the next business day after your redemption request.


         o Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a wire.


To add the ability to receive proceeds by wire to your account, or to change existing bank account information, please submit a letter of instruction, including your bank information and a signature guarantee, to:

         IAI Mutual Funds
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

         BY ACH. When you redeem by telephone, you may have the proceeds sent to your bank account by an Automatic Clearing House Transfer if you provided the required information at the time you opened your account. Proceeds sent by ACH transfer should be credited the second day after the redemption. ACH is an automated method of initializing payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks and credit unions. For assistance, please contact IAI Shareholder Services at 1-800-945-3863.


         BY CHECK. Normally the Fund will mail payment for shares redeemed on the business day following the receipt of your redemption request, although payment may be made as late as seven days after your request. However, the Fund will not send redemption proceeds until checks (including certified checks, cashiers checks or automatic investment credits) received in payment for shares have cleared. This may take up to 15 days from the date of purchase.


INVOLUNTARY REDEMPTIONS

If your account balance falls below $500 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $500 within six months of the date the notice was mailed, the Fund may redeem your account.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Cash Withdrawal Plan under which you may automatically redeem a fixed dollar amount of Fund shares on either a monthly or quarterly basis. Under the Systematic Cash Withdrawal Plan:

         o        Automatic redemptions must be for $100 or more.

         o Shares will be redeemed at the net asset value determined on the 15th of the applicable month (or the next business day).

         o All income dividends and capital gains distributions must be reinvested in Fund shares.

         o Confirmations of all transactions and distributions will be sent to you quarterly.

Plan application forms are available through the Fund. If you would like assistance in completing the application, contact IAI Shareholder Services at 1-800-945-3863.

CHECK WRITING PRIVILEGE

You may sign up for check writing privileges by completing a Check Writing application. With a Fund checking account, you may redeem shares simply by writing a check for $500 or more. There is no charge for the use of such checks; however, the Fund's transfer agent will impose a $20 fee for stopping payment of such a check upon your request, or if the transfer agent cannot honor such a check due to insufficient funds in the account or other valid reason. Fund shares held in IRAs, Roth IRAs, SEP IRAs and Keogh Plans may not be redeemed by check. Please call IAI Shareholder Services at 1-800-945-3863 for more information.

EXCHANGE PRIVILEGE


You may exchange your Fund shares for shares of another fund in the IAI Family of Funds if you satisfy that fund's purchase requirements. There currently is no fee to exchange shares.


The Fund generally limits exchanges to four per calendar year. This limit may be modified for certain retirement plan accounts and for those participating in the Automatic Exchange Plan described below. The Fund may change or cancel its exchange privilege at any time.


When you exchange your Fund shares for shares of another fund in the IAI Family of Funds the exchange is considered a sale of your Fund shares for federal income tax purposes.


You may exchange shares by notifying the Fund in writing or, if you have authorized the Fund to accept telephone instructions, by telephone. See "How to Sell Shares -- By Telephone."

         AUTOMATIC EXCHANGE PLAN

         You may arrange to make regular exchanges of $100 or more between any of the funds in the IAI Family of Funds on a monthly basis. Please note the following about automatic exchanges:

         o If you wish to participate in the Plan, you must complete the Automatic Exchange Plan portion of your IAI Mutual Fund application.

         o Exchanges will take place at the net asset value determined on the fifth day of each month (or the next business day).

         o If you participate in the Automatic Exchange Plan you will receive quarterly confirmations of all transactions and dividends.

         o        You may not close an account through the Automatic Exchange
                  Plan.

AUTHORIZED TELEPHONE TRADING


As discussed above, you may exchange and redeem shares by telephone if you have completed the Telephone Options section of the IAI Mutual Fund application. Telephone redemptions are not permitted for IRAs.


Address changes may also be made over the telephone. During the 15 calendar days following an address change by telephone, you may only redeem shares in your account with a signature guaranteed letter of instruction.

The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine. The Fund will follow reasonable procedures to confirm that instructions received by telephone are genuine. These procedures include tape recording all redemption and exchange requests.

STATEMENTS AND CONFIRMATIONS


Whenever you buy or sell shares of the Fund, IAI will send you a confirmation statement showing how many shares you bought or sold and at what price. You will also receive an account statement quarterly and a consolidated transaction statement annually. Please review carefully all of the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify the Fund immediately in writing if there is an error. If you do not provide the Fund with notice of an error within 60 days of non-automatic transactions, or within 60 days of the date of your consolidated quarterly statement in the case of automatic transactions, you will be deemed to have ratified the transaction.


SHAREHOLDER REPORTS


Shareholder reports will be sent to you semi-annually. These reports contain financial information about the Fund, including a list of investment securities held. To reduce the volume of mail you receive, only one copy of Fund reports may be mailed to your household (same surname and address). Please call IAI Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

                                    DIVIDENDS

Dividends from the Fund's net investment income are declared daily and paid on the last business day of each month. Because the Fund is managed to maintain a constant share price, it is not expected to make any capital gains distributions.


When you open an account, you should specify on your application how you want to receive your distributions. The Fund offers two options:

         o REINVESTMENT -- your income dividends are automatically reinvested in additional shares of the Fund; or

         o        CASH -- your income dividends will be paid in cash.

If you elect to receive your dividends in cash, they can be sent to you by check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network.

If you do not select an option when you open your account, the Fund will automatically reinvest all dividends in additional Fund shares.

The Fund also has a Directed Dividend service which allows you to invest your dividends into another IAI Mutual Fund. Contact IAI Shareholder Services at 1-800-945-3863 for details.

                                      TAXES

Dividends you receive from the Fund generally will be taxable as ordinary income, whether paid in cash or reinvested (unless your investment is in an IRA or other tax advantaged account). However, because everyone's tax situation is unique, be sure to consult with your tax adviser.

Information about the tax status of each year's dividends will be mailed annually.

                                 FUND MANAGEMENT

Investment Advisers, Inc. ("IAI") is the Fund's investment adviser. IAI, which has been in the investment advisory business since 1947, also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals. IAI is located at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402.

The Fund has entered into a Management Agreement with IAI under which IAI provides the Fund with investment advisory services and is responsible for managing the Fund's business affairs, subject to the authority of the Board of Directors. IAI also is responsible under the Management Agreement for providing or arranging for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting and shareholder services. The Management Agreement requires IAI to pay all of the Fund's operating expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses. The Fund pays IAI an annual fee under the Management Agreement. During its most recent fiscal year, the Fund paid IAI a management fee equal to 0.60% of the Fund's average daily net assets. Because IAI is paying the Fund's operating expenses, this fee represents the Fund's total expenses for the fiscal year.



                    MORE INFORMATION ON INVESTMENT STRATEGIES


The principal investment strategies of the Fund are described above under "Fund Summary." These are the strategies that IAI believes are most likely to be important in trying to achieve the Fund's objective. Of course, there is no guarantee that the Fund will achieve its objective. Although not considered principal strategies, you should be aware that the Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information.


The Fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the Fund's investments mature within 397 days from the date of purchase, and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. The Fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the Fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by IAI to present minimal credit risks.

                              FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial results for a single Fund share outstanding for the entire period. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



                                MONEY MARKET FUND



                                                                Years ended January 31,
                                                    2000       1999       1998       1997        1996
                                               ------------------------------------------------------
NET ASSET VALUE
   Beginning of period                             $1.00      $1.00      $1.00      $1.00       $1.00

OPERATIONS
   Net investment income                            0.05       0.05       0.05       0.05        0.05

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                            (0.05)     (0.05)     (0.05)     (0.05)      (0.05)
                                                  ------     ------     ------     ------      ------

NET ASSET VALUE
   End of period                                   $1.00      $1.00      $1.00      $1.00       $1.00
                                                   =====      =====      =====      =====       =====

Total investment return*                           4.76%      4.96%      5.05%      4.89%       5.46%

Net assets at end of period (000s omitted)       $20,613    $35,430    $22,507    $26,140     $27,395

RATIOS
   Expenses to average daily net assets**          0.60%      0.60%      0.60%      0.56%       0.50%
   Net investment income to average daily
   net assets**                                    4.56%      4.80%      4.93%      4.80%       5.34%



-------------------

* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.


** The Fund's adviser voluntarily waived $21,950 and $76,386 in expenses for the years ended January 31, 1997 and 1996, respectively. If the Fund had been charged these expenses, the ratio of expenses to average daily net assets would have been 0.63% and 0.74%, respectively, and the ratio of net investment income to average daily net assets would have been 4.73% and 5.10%, respectively.

                FOR MORE INFORMATION ABOUT IAI MONEY MARKET FUND

The Fund's statement of additional information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus). Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. You may obtain free copies of these materials by calling the Fund toll free at 1-800-945-3863.

You may also obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1/800-SEC-0330.


Information about the Fund is also available on the Internet. Text only versions of Fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.

















SEC file number: 811-5990

                              IAI MONEY MARKET FUND
                                   A SERIES OF
                          IAI INVESTMENT FUNDS VI, INC.



                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 2000


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO A PROSPECTUS FOR IAI MONEY MARKET FUND (THE "FUND") DATED JUNE 1, 2000, AND SHOULD BE READ IN CONJUNCTION THEREWITH. THE FINANCIAL STATEMENTS INCLUDED AS PART OF THE FUND'S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR PERIOD ENDED JANUARY 31, 2000 ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES OF THE FUND'S PROSPECTUS AND/OR ANNUAL REPORT ARE AVAILABLE, WITHOUT CHARGE, BY WRITING OR CALLING THE FUND'S TRANSFER AGENT, FIRSTAR MUTUAL FUND SERVICES, LLC, P.O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701 (TELEPHONE NUMBER 1-800-945-3863).


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


INVESTMENT OBJECTIVE,  STRATEGIES AND RISKS..................................2

INVESTMENT RESTRICTIONS......................................................7

INVESTMENT PERFORMANCE.......................................................9

MANAGEMENT..................................................................10

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.....................14

LEGAL COUNSEL...............................................................14

INDEPENDENT AUDITORS........................................................14

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE..........................14

CAPITAL STOCK...............................................................15

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................15

NET ASSET VALUE AND PUBLIC OFFERING PRICE...................................15

PURCHASES AND REDEMPTIONS OF SHARES.........................................16

TAX STATUS..................................................................16

LIMITATION OF DIRECTOR LIABILITY............................................17

SHAREHOLDER MEETINGS........................................................18

FINANCIAL STATEMENTS........................................................18

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

         IAI Money Market Fund ("Money Market Fund" or the "Fund") is a diversified series of an open-end, management investment company. The investment objective and principal investment strategies of the Fund are discussed in the Prospectus under "Fund Summary" and "More Information on Fund." The Fund's investment objective may not be changed without shareholder approval.

         Investors should understand that all investments are subject to various risks. There can be no guarantee against loss resulting from an investment in the Fund, and there can be no assurance that the Fund's investment strategies will be successful, or that its investment objective will be attained. Certain of the Fund's principal investment strategies are discussed in more detail below. In addition, the Fund may also use strategies and invest in securities that are not described in the Prospectus, but that are described below.

RULE 2a-7

         The Fund is subject to the investment restrictions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") in addition to the other policies and restrictions discussed herein and in the Prospectus. Rule 2a-7 requires that the Fund invest exclusively in securities that mature within 397 days from the date of purchase and that it maintain an average dollar weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Fund's investment adviser, Investment Advisers, Inc. ("IAI"), to determine that the Fund's investments present only "minimal credit risks" and are Eligible Securities, pursuant to the oversight of, and written guidelines and procedures established by, the Fund's Board of Directors.


         Rule 2a-7 requires that the Fund may not invest more than 5% of its total assets in the securities of a single issuer (measured at the time of purchase); other than United States "Government Securities" (as defined in the 1940 Act), provided that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof, but the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that (1) 95% of the assets of the Fund be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1), (2) the Fund may not invest more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not First Tier Securities) and (3) the Fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the Fund's total assets or $1,000,000.

BANK OBLIGATIONS


         The Fund may invest in commercial paper, certificates of deposit, bank notes, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits are not transferable and are therefore illiquid prior to their maturity. The Fund will not invest more than 10% of its net assets in time deposits and other illiquid securities. See "Investment Restrictions," below. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Certificates of deposit, bank notes, time deposits and bankers' acceptances issued by foreign banks and by foreign branches of domestic banks will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

U.S. GOVERNMENT SECURITIES

         The Fund may invest in securities issued or guaranteed as to principal or interest by the United States Government, or agencies or instrumentalities of the United States Government. The types of securities in which the Fund may invest include direct obligations of the United States Treasury, such as United States Treasury bonds, notes and bills. In addition, the Fund may invest in obligations issued by instrumentalities which have been established or sponsored by the United States Government. Some obligations issued or guaranteed by agencies or instrumentalities are fully guaranteed by the United States Government. Others rely on the assets and credit of the instrumentality, along with rights to borrow from the United States Treasury and may involve more risk.

EXTENDIBLE NOTES

         The Fund may invest in extendible notes. An extendible note is a debt arrangement under which the holder, at its option, may require the issuer to repurchase the note for a predetermined fixed price at one or more times prior to the ultimate maturity date of the note. Typically, an extendible note is issued at an interest rate that can be adjusted at fixed times throughout its term. At the same times as the interest rate is adjusted by the issuer, the holder of the note is typically given the option to "put" the note back to the issuer at a predetermined price (e.g., at 100% of the outstanding principal amount plus unpaid accrued interest) if the extended interest rate is undesirable to the holder. This option to put the note back to the issuer (i.e., to require the issuer to repurchase the note) provides the holder with an optional maturity date that is shorter than the actual maturity date of the note.

         Extendible notes are typically issued with maturity dates in excess of 397 days from the date of issuance. However, if such extendible notes provide for an optional maturity date of 397 days or less, then such notes are deemed by the Fund to have been issued for the shorter optional maturity date. Accordingly, investment in such extendible notes would not be in contravention of the Rule 2a-7 requirement that a money market fund not invest in securities having a maturity date in excess of 397 days from the date of acquisition.

         An investment in an extendible note is liquid, and the note may be resold to another investor prior to its optional maturity date at its market value. The market value of an extendible note with a given optional maturity date is determined and fluctuates in a similar manner as the market value of a fixed maturity note with a maturity equivalent to the optional maturity of the extendible note. Compared to fixed term notes of the same issuer, however, extendible notes with equivalent optional maturities generally yield higher returns without a material increase in risk to the Fund.

         The creditworthiness of the issuers of extendible notes is monitored and rated by independent rating organizations and investments by the Fund in such extendible notes are restricted to notes with the same investment ratings as are acceptable with respect to other forms of investment. The creditworthiness of such issuers is also monitored by IAI.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         The Fund may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivable), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediaries. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on IAI's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in rendering payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Fund limits the amount of the assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, the Fund generally will treat the borrower as the "issuer" of indebtedness held by such Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor/creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

SECURITIES OF FOREIGN ISSUERS

         The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by IAI to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the InterAmerican Development Bank. The Fund may also invest in commercial paper issued by foreign issuers and, as discussed above under "Bank Obligations," in obligations of foreign banks and foreign branches of domestic banks. The percentage of the Fund's assets invested in securities issued by foreign governments and other foreign issuers will vary depending upon the relative yields of such securities, the economic and financial markets of the countries in which the investments are made, and the interest rate climate of such countries.

         Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Furthermore, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. There is generally less government supervision and regulation of foreign bond markets, brokers and companies than in the United States.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

PARTICIPATION INTERESTS

         The Fund may purchase from financial institutions participation interests in loans and other securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of one year or less. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security as needed to provide liquidity to meet redemptions or to maintain or improve the quality of its investment portfolio.

ILLIQUID SECURITIES

         The Fund may invest up to 10% of its net assets in illiquid securities. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

                  (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph
         (d)(2) of Rule 144A;

                  (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

                  (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph
         (d)(4)(i) of Rule 144A.

         Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument for purposes of calculating the Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to the Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

                  1. the frequency of trades and quotes for the security;

                  2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

                  3. dealer undertakings to make a market in the security; and

                  4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of the Fund's investments could be impaired if trading declines.

ZERO COUPON OBLIGATIONS

         The Fund may invest in zero coupon obligations of the U.S. government or its agencies, tax exempt issuers and corporate issuers. Zero coupon obligations do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon obligations do not pay current income, their prices can be very volatile when interest rates change.

         A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

         The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeroes are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

VARIABLE OR FLOATING RATE INSTRUMENTS

         The Fund may invest in variable or floating rate instruments. Such instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

ASSET-BACKED SECURITIES

         The Fund may invest in types of asset-backed securities which represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

REPURCHASE AGREEMENTS

         The Fund may engage in repurchase agreements relating to the securities in which it may invest. A repurchase agreement, which is functionally equivalent to a loan by the Fund, involves the purchase of securities by the Fund with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in the Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, the Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund could suffer a loss.

LENDING PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by finders' fees paid to broker-dealers and related expenses. Presently, the Fund does not intend to lend more than 5% of its net assets to broker-dealers, banks, or other financial borrowers of securities.

WHEN ISSUED/DELAYED-DELIVERY TRANSACTIONS

         The Fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered.

         When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations, and these assets will be marked to market daily. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

         The Fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

BORROWING

         The Fund may borrow from banks for temporary or emergency purposes. Interest paid on borrowed funds will decrease the net earning of the Fund. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund currently has a line of credit with a bank. To the extent funds are drawn against the line of credit, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit.




                             INVESTMENT RESTRICTIONS

         The Fund is subject to certain policies and restrictions which, along with the Fund's investment objective, are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of the Fund and may be changed by the Board of Directors without shareholder approval.

         The Fund may not:

         1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the 1940 Act.

         As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75 per centum of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 per centum of the value of the total assets of such management company and not more than 10 per centum of the outstanding voting securities of such issuer.

         2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         For purposes of applying this restriction, the Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

         3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

         4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guaranteeing positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

         To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

         5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

         7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

         For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.

         8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

         9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

         For purposes of applying this restriction, the Fund will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short.

         11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

         12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

         13. Participate on a joint or a joint and several basis in any securities trading account.

         14.  Invest more than 10% of its net assets in illiquid investments.

         15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

         16. Purchase investment securities while outstanding borrowings exceed 5% of the value of the Fund's total assets.

         Any of the Fund's investment policies set forth in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                             INVESTMENT PERFORMANCE

         Advertisements and other sales literature for the Fund may refer to its yield and effective yield. Each such calculation assumes all distributions are reinvested at net asset value on the appropriate reinvestment dates, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.

         The Fund's current yield quotation is based on a seven-day period and is computed by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share. This number is then divided by the price per share at the beginning of the period ("base period return"), and then the base period return is multiplied by (365/7).

         The effective yield for Money Market Fund is computed by taking the base period return as calculated above and calculating the effect of assumed compounding.


         The formula for the effective yield is as follows:

                                                                   365/7
                  Effective yield    =    [(Base period return + 1)      ]-1


         For the 7-day period ended January 31, 2000, Money Market Fund's current yield was 5.17% and its effective yield was 5.30%.

         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance.

         The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may also note its mention in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.

         For example, (1) the Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average, so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) The Financial Times (a London based international financial newspaper)-Actuaries World Indices, including Europe and sub indices comprising this Index (a wide range of comprehensive measures of stock price performance for the major stock markets, as well as for regional areas, broad economic sectors and industry groups); (iv) Morgan Stanley Capital International Indices, including the EAFE Index; (v) Baring International Investment Management Limited (an international securities trading, research, and investment management firm), as a source for market capitalization, GDP and GNP; (vi) the International Finance Corporation (an affiliate of the World Bank established to encourage economic development in less developed countries), World Bank, OECD (Organization for Economic Co-Operation and Development) and IMF (International Monetary Fund) as a source of economic statistics; and (ix) the performance of U.S. government and corporate bonds, notes and bills. (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.); (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic business, investment, or financial environment in which the Fund operates; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

                                   MANAGEMENT



         Under Minnesota law, the Fund's Board of Directors is generally responsible for the overall operation and management of the Fund.


         The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.



Name and Address                          Age    Position       Principal Occupation(s) During Past 5 Years
----------------                          ---    --------       -------------------------------------------
Madeline Betsch                           57     Director       Currently retired;  until April 1994, was Executive
19 South 1st Street                                             Vice  President,  Director of Client  Services,  of
Minneapolis, Minnesota 55401                                    CME-KHBB  Advertising  since  May  1985,  and prior
                                                                thereto was a Vice President with  Campbell-Mithun,
                                                                Inc. (advertising agency) since February 1977.




                                       10


W. William Hodgson                        75     Director       Currently  retired;  served as information  manager
1698 Dodd Road                                                  for  the   North   Central   Home   Office  of  the
Mendota Heights, Minnesota 55118                                Prudential  Insurance  Company of America from 1961
                                                                until 1984.


George R. Long                            69     Director       Chairman of Mayfield Corp.  (financial  consultants
29 Las Brisas Way                                               and venture capitalists) since 1973.
Naples, Florida 33963


J. Peter Thompson                         68     Director       Grain  farmer  in   southwestern   Minnesota  since
Route 1                                                         1974.  Prior to that, Mr.  Thompson was employed by
Mountain Lake, Minnesota 56159                                  Paine Webber,  Jackson & Curtis,  Incorporated,  (a
                                                                diversified  financial  services   concern),   most
                                                                recently as Senior Vice President and General Partner.

Charles H. Withers                        73     Director       Currently  retired;  was  Editor  of the  Rochester
Rochester Post Bulletin                                         Post-Bulletin,   Rochester,   Minnesota  from  1960
P.O. Box 6118                                                   through March 31, 1980.
Rochester, Minnesota 55903

Keith Wirtz                               40     President      President  and  Chief  Investment  Officer  of  IAI
601 Second Avenue South                                         since 1999.  Prior to that time,  Mr. Wirtz was the
P.O. Box 357                                                    Chief   Investment   Strategist   for   TradeStreet
Minneapolis, Minnesota 55440                                    Investment Associates, Inc.

Jill Stevenson                            34     Treasurer      Associate  Vice  President  and  Director  of  Fund
601 Second Avenue South                                         Administration  and  Investment  Accounting of IAI.
P.O. Box 357                                                    Ms. Stevenson has served IAI in various  capacities
Minneapolis, Minnesota 55440                                    since joining the firm in 1984.


Michael J. Radmer                         55     Secretary      Partner of Dorsey & Whitney LLP, a Minnesota  based
220 South Sixth Street                                          law firm which acts as General Counsel to the Fund.
Minneapolis, Minnesota 55402



         Each of the directors and executive officers of the Fund also serves in the same capacity for each of the 14 other mutual funds for which IAI serves as investment adviser (the "IAI Mutual Funds").


         No compensation is paid by the Fund to any officers. Directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended. The Fund will pay its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed for expenses incurred in connection with attending meetings.

                                             Compensation from Money     Aggregate Compensation from
         Name of Person, Position                  Market Fund*           the 15 IAI Mutual Funds**
-------------------------------------------------------------------------------------------------------

       Betsch, Madeline  -  Director               $ 1,661                    $  37,200
       Hodgson, W. William  -  Director            $ 1,661                    $  37,200
       Long, George R.  -  Director                $ 1,665                    $  37,200
       Koehler, David  -  Vice President           $ 1,582                    $  35,000
       Thompson, J. Peter  -  Director             $ 1,661                    $  37,200
       Withers, Charles H.  -  Director            $ 1,665                    $  37,200
                                                   -------                    ---------
                                     Totals:       $ 9,895                    $221,000




---------------------------------------
*        For the fiscal year ended January 31, 2000.
** For the calendar year ended December 31, 1999; excludes expenses incurred in connection with attending meetings.

         The Fund's Board of Directors has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions with respect to securities that may be purchased or held by the Fund, subject to certain policies and procedures. Such procedures prohibit certain persons from acquiring any securities in an initial public offering. In addition, securities acquired through private placement must be pre-cleared. Procedures have been adopted which would implement blackout periods for certain securities, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Each access person is required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Funds' Board of Directors summarizing existing procedures and changes, identifying material violations and recommending any changes needed.


INVESTMENT ADVISER

         Investment Advisers, Inc. ("IAI") serves as the investment adviser and manager of the Fund. IAI's ultimate corporate parent is Lloyds TSB Group, plc ("Lloyds TSB), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London EC3M 1LL.



         MANAGEMENT AGREEMENT. Effective April 1, 1996, pursuant to a Management Agreement between the Fund and IAI, IAI has agreed to provide the Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the directors of the Fund. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of the Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with the Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by the Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by the Fund; (8) answering shareholder questions, (9) providing reports and other information and (10) other services designed to maintain shareholder accounts. IAI reimburses the Fund for paying qualifying third parties that provide such services. In return for these services, the Fund has agreed to pay IAI an annual fee as a percentage of the Fund's average daily net assets as set forth below:

                  Daily Net Assets                 Fee IAI Receives Annually
                  ----------------                 -------------------------

                  For the first $100 million                    0.60%
                  For the next $150 million                     0.55%
                  Above $250 million                            0.50%


         Under the Management Agreement, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of the Fund, taxes and extraordinary expenses, IAI has agreed to pay all of the Fund's other costs and expenses, including, for example, taxes, charges of the custodian of the Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering the Fund's shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that IAI will either reimburse the Fund for the fees and expenses it pays to directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by the Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.


         The following table contains relevant information concerning fees the Fund paid under the Management Agreement for the indicated periods:



            Period              Net Assets of Fund       Management Fee            IAI Waiver*
                                 at End of Period         Before Waiver
-----------------------------------------------------------------------------------------------------
Period 2/1/99 to 1/31/2000          $20,612,692             $158,427                 $9,847
Period 2/1/98 to 1/31/99            $35,430,203             $200,061                 $6,481
Period 2/1/97 to 1/31/98            $22,506,708             $176,847                 $3,005



----------------------------
* Resulting from IAI's reduction of its Management Fee in the amount representing the Fund's pro rata payment of directors' fees and expenses.

         The Management Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time without penalty by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to the Fund. The Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

FUND ADMINISTRATION AND ACCOUNTING.


         Firstar Mutual Fund Service, LLC ("FMFS") provides administration and accounting services to the Fund. Under a Fund Administration Servicing Agreement between IAI and FMFS, FMFS provides to the Fund (i) general management services;
(ii) compliance services; (iii) financial reporting services; and (iv) tax reporting services. Under a Fund Accounting Servicing Agreement between IAI and FMFS, FMFS provides (i) portfolio accounting services; (ii) expense accrual and payment services; (iii) Fund valuation and financial reporting services; (iv) tax accounting services; and (v) compliance control services. Under each agreement, IAI is responsible for paying all fees of FMFS. FMFM began providing administration and accounting services to the Fund in April 1999.



             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


         The custodian for the Fund is Firstar Bank, N.A., P.O. Box 701, Milwaukee, Wisconsin 53201-0701.


         Firstar Mutual Fund Services, LLC acts as the Fund's transfer agent and dividend disbursing agent. Firstar Trust Company acts as the Fund's IRA Custodian. Firstar is located at P.O. Box 701, Milwaukee Wisconsin 53201-0701.

                                  LEGAL COUNSEL

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, acts as General Counsel to the Fund.


                              INDEPENDENT AUDITORS

         KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Fund's independent auditors.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions but at a net price which usually includes a spread or markup. In effecting such portfolio transactions on behalf of the Fund, IAI seeks the most favorable net price consistent with the best execution. However, frequently IAI selects a dealer to effect a particular transaction without contacting all dealers who might be able to effect such transaction because of the volatility of the bond market and the desire of IAI to accept a particular price for a security because the price offered by the dealer meets its guidelines for profit, yield or both.



         So long as IAI believes that it is obtaining the best net price (including the spread or markup) consistent with the best execution, as described above, it gives consideration in placing portfolio transactions to dealers furnishing research, statistical information, or other services to IAI. This allows IAI to supplement its own investment research activities and enables IAI to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for a Fund. To the extent portfolio transactions are effected with dealers who furnish research services to it, IAI receives a benefit which is not capable of evaluation in dollar amounts.

         Consistent with the Rules of Fair Conduct of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, Advisers may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Research services obtained from transactions in fixed income securities would primarily benefit the managed funds investing such fixed income securities and managed accounts investing in fixed income securities.

                                  CAPITAL STOCK

         Money Market Fund, which was created on January 5, 1993, is a separate portfolio of IAI Investment Funds VI, Inc., a registered investment company, organized as a Minnesota corporation whose shares of common stock are currently issued in five series (Series A, C, E, F, and G). The investment portfolio represented by Series F common shares is referred to as "IAI Money Market Fund."

         Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series F common shares.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of May 5, 2000 no person was a record holder or, to the knowledge of Money Market Fund, beneficial owner of more than 5% of the outstanding shares of Money Market Fund.

         In addition, as of May 5, 2000 Money Market Fund's officers and directors as a group owned 7.97% of Money Market Fund's outstanding shares.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The net asset value per share of the Fund is determined once daily as of the close of trading on the New York Stock Exchange on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of a Fund is not determined, on the following national holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         For the purpose of calculating Money Market Fund's net asset value per share, securities are valued by the "amortized cost" method of valuation in accordance with Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments and regardless of any unrealized capital gains or losses. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Board of Directors has established procedures reasonably designed, taking into account current market conditions, to stabilize the net asset value per share as computed for the purpose of sales and redemptions at $1.00. These procedures include periodic review, as the Board deems appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

         In the event of a deviation that may result in material dilution or that is otherwise unfair to existing shareholders between Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Board of Directors will promptly consider what action, if any, should be taken. Such action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital or capital gains, or utilizing a net asset value per share based upon available market quotations.


         On January 31, 2000, the net asset value and public offering price per share of Money Market Fund was calculated as follows:

         NAV =          Net Assets ($20,612,692)     =    $1.00
                  -------------------------------
                  Shares Outstanding (20,645,493)



                       PURCHASES AND REDEMPTIONS OF SHARES

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

PURCHASES AND REDEMPTIONS IN KIND

         In extraordinary circumstances, Fund shares may be purchased in exchange for securities which are permissible investments of the Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, if a shareholder so desires, and IAI so agrees, Fund shares may be redeemed in exchange for securities held by the Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.

                                   TAX STATUS

         The Fund qualified during its last taxable year, and intends to qualify during its current taxable year, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies, it will not be subject to federal income tax on income that it distributes to shareholders.

         It is expected that none of the distributions of the Funds' net investment income will qualify for the dividends received deduction available to corporations under the Code.

         Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, the Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

         Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, the Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, an undistributed income that is already subject to corporate income tax.

         The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of the Fund's Prospectus and this Statement of Additional Information. The foregoing relates solely to federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of a Fund.

                        LIMITATION OF DIRECTOR LIABILITY

         Under Minnesota law, the Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds VI, Inc. limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or recessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such Act.

                              SHAREHOLDER MEETINGS

         Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of the Fund may demand a regular meeting of shareholders by written notice of demand given to the Chief Executive Officer or the Chief Financial Officer of the Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Fund. An annual meeting will be held on the removal of a director or directors of the Fund if requested in writing by holders of not less than 10% of the outstanding shares of IAI Investment Funds VI, Inc.

                              FINANCIAL STATEMENTS


         The audited financial statements, as of January 31, 2000, as set forth in the Fund's 2000 Annual Report to shareholders, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Fund at charge.

                                     PART C
                              IAI Money Market Fund
                                   a series of
                          IAI Investment Funds VI, Inc.

                                OTHER INFORMATION

Item 23.  Exhibits

         The Fund is filing or incorporating by reference the following exhibits:

         (a.1)    Amended and Restated Articles of Incorporation dated
                  7/23/93 (1)
         (a.2)    Certificate of Designation of Series F dated 11/12/92 (1)
         (b)      Bylaws as amended 5/24/99 (2)
         (c)      Instruments Defining Rights of Security Holders - not
                  applicable
         (d)      Management Agreement dated 4/1/96 (2)
         (e)      Shareholder Service Agreement (3)
         (f)      Bonus or Profit Sharing Contracts - not applicable
         (g)      Form of Custodian Servicing Agreement dated 3/1/99 (2)
         (h.1)    Form of Fund Accounting Servicing Agreement dated 3/1/99 (2)
         (h.2)    Form of Fund Administration Servicing Agreement (2)
         (h.3)    Form of Fulfillment Servicing Agreement dated 4/26/99 (2)
         (h.4)    Form of Transfer Agent Servicing Agreement dated 4/26/99 (2)
         (i)      Legal Opinion of Dorsey & Whitney LLP (2)
         (j)      Consent of KPMG LLP*
         (k)      Omitted Financial Statements - not applicable
         (l)      Initial Capital Agreements - not applicable
         (m)      Rule 12b-1 Plan - not applicable
         (n)      Rule 18f-3 Plan - not applicable
         (o)      Not applicable
         (p)      Code of Ethics (4)

-------------
(1) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 25, 1996.
(2) Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 28, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of IAI Retirement Funds, Inc. filed with the Commission on April 28, 2000.
 *       Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

         THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

         See the section of the Prospectus entitled "Fund Management" and the section of the Statement of Additional Information entitled "Management" filed as part of this Registration Statement.

Item 25.  Indemnification

         STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR PROTECTION.

         Incorporated by reference to Post-Effective Amendment #24 to Registrant's Registration Statement on Form N-1A filed on May 30, 1997.

Item 26.  Business and Other Connections of the Investment Adviser

         DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

         Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Fund Management" and in Part B of this Registration Statement in the section "Management."

         The following senior officers and directors of IAI are not listed in the Statement of Additional Information:

                                                                                 Other Business/Employment
         Name                               Position with Adviser                  During Past Two Years
         ----                               ---------------------                  ---------------------
         Iain D. Cheyne                     Chairman/Director                              None
         John Alexander                     Executive Vice President                       None
         Larry Ray Hill                     Executive Vice President                       None
         James Beloff                       Senior Vice President                          None
         Stephen C. Coleman                 Senior Vice President                          None
         Lindsay Johnston                   Senior Vice President                          None
         Steve Lentz                        Senior Vice President                          None
         Curt McLeod                        Senior Vice President                          None
         Deb Ratelle                        Senior Vice President                          None
         John Caravello                     Director                                       None
         Kevin McKendry                     Director                                       None
         Peter Phillips                     Director                                       None

         Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. The address of IAI International is 10 Fleet Street, London, EC4M 7RH, England. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International are Peter Norton, Senior Vice President, International Equity Investments, and Iain D. Cheyne, Director.

         Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The address of IAI Trust Company is 3600 U.S. Bank Place, Minneapolis, Minnesota 55402. John A. Alexander is the President and a Director of IAI Trust Company.

Item 27.  Principal Underwriters

(a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

         Not applicable.

(b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

         Not applicable.

(c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

         Not applicable.

Item 28.  Location of Accounts and Records

         STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY
SECTION 31(a) AND THE RULES UNDER THAT SECTION.

         The Custodian for Registrant is Firstar Bank, N.A., P.O. Box 510, Milwaukee, WI 53201- 0510. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant's investment portfolios are maintained by IAI. Firstar Mutual Fund Services, LLP, P.O. Box 701, Milwaukee, WI 53201-0701, acts as Registrant's transfer agent and dividend disbursing agent.

Item 29.  Management Services

         PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY
MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

         Not applicable.

Item 30.  Undertakings

         IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION 14(a)(3).

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of May, 2000.

                                       IAI INVESTMENT FUNDS VI, INC.
                                       (Registrant)


                                       By:  /s/ Keith Wirtz
                                            ------------------------
                                              Keith Wirtz, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  /s/ Keith Wirtz              President (principal executive       May 30, 2000
---------------------------    officer)
Keith Wirtz

  /s/ Jill Stevenson           Treasurer (principal financial and   May 30, 2000
---------------------------    accounting officer)
Jill Stevenson

Madeline Betsch*               Director

W. William Hodgson*            Director

George R. Long*                Director

J. Peter Thompson*             Director

Charles H. Withers*            Director


*By:    /s/ Steven G. Lentz                                         May 30, 2000
        ----------------------------------
         Steven G. Lentz, Attorney-in-Fact

*    Pursuant to Powers of Attorney dated April 26, 2000